NOTE 7: PROPERTY AND EQUIPMENT (Details 1)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Cost	$ 324,972
Less: accumulated depreciation	(245,847)
Impairment	79,125
Chicago Lease
Disclosure of detailed information about property, plant and equipment [line items]
Cost	255,859
Less: accumulated depreciation	(184,787)
Impairment	71,072
Spokane Lease
Disclosure of detailed information about property, plant and equipment [line items]
Cost	69,113
Less: accumulated depreciation	(61,060)
Impairment	$ 8,053